INVENTORY	12 Months Ended
Dec. 31, 2024
Schedule Of Inventories
INVENTORY

5. INVENTORY

	December 31, 2024	December 31, 2023
Finished goods	$954,453	$904,858
Parts	577,810	691,678
	$1,532,263	$1,596,536

During the year ended December 31, 2024, $4,529,655 (2023 - $3,738,980; 2022 – $6,048,348) of inventory was recognized in cost of sales including an allowance for obsolete and slow-moving inventory of $627,106 (2023 - $331,671; 2022 - $1,976,514).

Cost of sales consist of the following:

	December 31, 2024	December 31, 2023	December 31, 2022
Inventory	$4,529,655	$3,738,980	$6,048,348
Consulting and services	451,984	549,448	730,170
Other	181,212	202,300	35,866
	$5,162,851	$4,490,728	$6,814,384